Defined benefit obligations - Summary of Amount Recognized In Other Comprehensive Income In Respect of Defined Benefit Plans (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Remeasurement (gain)/loss on defined benefit obligation due to changes in financial assumptions	SFr (1,150)	SFr (39)
due to changes in experience adjustments	156	(166)
Return on plan assets excl. interest income	52	24
(Income) recognized in other comprehensive income	SFr (942)	SFr (181)